Share-Based Compensation to Employees (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 14, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation to Employees (Details) [Line Items]
Share-based compensation expenses			$ 2	$ 4
Mr. Ke Chen [Member]
Share-Based Compensation to Employees (Details) [Line Items]
Granted shares pursuant to the award agreement (in Shares)	200
Mr. Zhihong Tan [Member]
Share-Based Compensation to Employees (Details) [Line Items]
Granted shares pursuant to the award agreement (in Shares)	200